Document and Entity Information	Jan. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001309402
Document Type	8-K
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	GREEN PLAINS INC.
Entity Incorporation State Country Code	IA
Entity File Number	001-32924
Entity Tax Identification Number	84-1652107
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	(402)
Local Phone Number	884-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GPRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false